UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-06568

Exact name of registrant as specified in charter:    Delaware Investments Minnesota Municipal Income
                                                     Fund, Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             March 31

Date of reporting period:                            December 31, 2005

Item 1.  Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Minnesota Municipal Income Fund, Inc.

December 31, 2005

                                                                                                      Principal          Market
                                                                                                       Amount             Value
Municipal Bonds - 149.96%
Airport Revenue Bonds - 10.30%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
   Series A 5.00% 1/1/22 (MBIA)                                                                       $1,000,000         $1,044,710
   Series A 5.00% 1/1/30 (AMBAC)                                                                         250,000            254,920
   Series C 5.25% 1/1/32 (FGIC)                                                                        2,500,000          2,630,125
                                                                                                                          ---------
                                                                                                                          3,929,755
City General Obligation Bonds - 4.11%
Metropolitan Council Minnesota (Minneapolis/St. Paul Metropolitan Area)
   Series C 5.00% 2/1/22                                                                                 500,000            526,080
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)                                            1,000,000          1,041,400
                                                                                                                          ---------
                                                                                                                          1,567,480
Continuing Care/Retirement Revenue Bonds - 2.42%
St. Paul Housing & Redevelopment Authority Revenue (Franciscan Health Project)
   5.40% 11/20/42 (GNMA) (FHA)                                                                           880,000            922,706
                                                                                                                            -------
                                                                                                                            922,706
Corporate-Backed Revenue Bonds - 3.80%
Anoka County Solid Waste Disposal National Rural Co-Op Utility (United Power Association)
   Series A 6.95% 12/1/08 (AMT)                                                                          435,000            440,359
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                                     1,000,000
1,007,600
                                                                                                                          1,447,959
Escrowed to Maturity Bonds - 16.55%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington Single
   Family Residential Mortgage Revenue 8.375% 9/1/21(GNMA) (FHA) (VA) (AMT)                            2,555,000          3,741,849
Southern Minnesota Municipal Power Agency Supply System Revenue Series B
   5.50% 1/1/15 (AMBAC)                                                                                  390,000            404,738
   5.75% 1/1/11 (FGIC)                                                                                 1,000,000          1,022,400
University of Minnesota Series A 5.50% 7/1/21                                                          1,000,000          1,143,700
                                                                                                                          ---------
                                                                                                                          6,312,687
Higher Education Revenue Bonds - 2.71%
Minnesota State Higher Education Facilities Authority Revenue (College of St. Benedict)
   Series 5-W 5.00% 3/1/20                                                                             1,000,000          1,033,690
                                                                                                                          ---------
                                                                                                                          1,033,690
Hospital Revenue Bonds - 13.19%
Bemidji Health Care Facilities First Meeting Revenue (North County Health Services)
   5.00% 9/1/24 (RADIAN)                                                                               1,000,000          1,035,460
Duluth Economic Development Authority Health Care Facilities Revenue
   (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                                       1,000,000          1,027,550
Glencoe Minnesota Health Care Facilities Revenue (Glencoe Regional Health Services Project)
   5.00% 4/1/25                                                                                          500,000            503,830
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32                                    1,100,000
1,178,122
Minnesota Agricultural & Economic Development Broad Revenue (Fairview Health Care System)
   Series A 6.375% 11/15/29                                                                               55,000             59,770
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34                                  500,000
514,445
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
   (Regions Hospital Project) 5.30% 5/15/28                                                              700,000            711,158
                                                                                                                            -------
                                                                                                                          5,030,335
Library/Museum Revenue Bonds - 4.39%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    1,600,000          1,674,288
                                                                                                                          ---------
                                                                                                                          1,674,288
Multifamily Housing Revenue Bonds - 5.47%
Minneapolis Multifamily Housing Revenue (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                      1,000,000
1,038,290
Southeastern Minnesota Multi-County Housing & Redevelopment Authority (Winona County)
   5.35% 1/1/28                                                                                          300,000            301,911
Washington County Housing & Redevelopment Authority (Woodland Park Apartments Project)
   4.70% 10/1/32                                                                                         750,000            746,550
                                                                                                                            -------
                                                                                                                          2,086,751
Municipal Lease Revenue Bonds - 7.41%
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
   5.125% 12/1/27                                                                                        500,000            527,045
   5.25% 12/1/27                                                                                       1,150,000          1,221,461

Virginia Housing & Redevelopment Authority Health Care Facility (Lease Revenue)
   5.25%10/1/25                                                                                          680,000            701,685
   5.375% 10/1/30                                                                                        365,000            377,713
                                                                                                                            -------
                                                                                                                          2,827,904
Parking Revenue Bonds - 1.82%
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp
Project)
   Series A 5.35% 8/1/29 (FSA)                                                                           650,000            693,479
                                                                                                                            -------
                                                                                                                            693,479
Political Subdivision General Obligation Bonds - 8.81%
Hennepin County Series B 5.00% 12/1/18                                                                 1,300,000          1,378,637
Washington County Housing & Redevelopment Authority Series B
   5.50% 2/1/22 (MBIA)                                                                                   855,000            916,252
   5.50% 2/1/32 (MBIA)                                                                                 1,000,000          1,063,900
                                                                                                                          ---------
                                                                                                                          3,358,789
ss.Pre-Refunded Bonds - 22.00%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                      1,000,000          1,107,830
Minnesota Agricultural & Economic Development Broad Revenue (Fairview Health Care System)
   Series A 6.375% 11/15/29-10                                                                         1,695,000          1,919,366
Minneapolis Community Development Agency Supported Series G-3 5.45% 12/1/31-11                         1,000,000          1,094,570
Morris Independent School District #769 5.00% 2/1/28-13 (MBIA)                                         1,000,000          1,045,750
Puerto Rico Commonwealth 6.00% 7/1/26-07                                                               1,000,000          1,054,990
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                                          845,000            917,290
St. Francis Independent School District #015 Series A 6.30% 2/1/11-06 (FSA)                            1,250,000          1,253,213
                                                                                                                          ---------
                                                                                                                          8,393,009
Public Power Revenue Bonds - 26.18%
Minnesota State Municipal Power Agency Electric Revenue Series A 5.25% 10/1/19                         1,110,000          1,187,844
Rochester Electric Utility Revenue 5.25% 12/1/30 (AMBAC)                                                 150,000            158,994
&Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse
   Floater ROLs Series II-R-189-3 6.866% 1/1/14 (AMBAC)                                                2,500,000          3,016,201
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                                                                1,000,000          1,076,370
   5.25% 1/1/15 (AMBAC)                                                                                  570,000            631,372
   5.25% 1/1/16 (AMBAC)                                                                                1,000,000          1,111,370
Western Minnesota Municipal Power Agency
   Series A 5.00% 1/1/30 (MBIA)                                                                        1,900,000          1,973,283
   Series B 5.00% 1/1/15 (MBIA)                                                                          765,000            832,917
                                                                                                                            -------
                                                                                                                          9,988,351
Public Utility District Revenue Bonds - 1.32%
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                                500,000            503,520
                                                                                                                            -------
                                                                                                                            503,520
School District General Obligation Bonds - 12.98%
Centennial Independent School District #012 Series 2002-A 5.00% 2/1/20 (FSA)                             400,000            421,404
Farmington Independent School District #192 5.00% 2/1/23 (FSA)                                         1,200,000          1,266,864
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)                                              675,000            716,911
Mounds View Independent School District #621 5.00% 2/1/23 (FSA)                                        1,020,000          1,071,122
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                          500,000            526,755
St. Michael Independent School District #885
   5.00% 2/1/22 (FSA)                                                                                    500,000            526,755
   5.00% 2/1/24 (FSA)                                                                                    400,000            421,404
                                                                                                                            -------
                                                                                                                          4,951,215
Single Family Housing Revenue Bonds - 1.90%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
   5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                                      31,000             31,859
Minnesota State Housing Finance Agency Single Family Mortgage Series J
   5.90% 7/1/28 (AMT)                                                                                    670,000            692,927
                                                                                                                            -------
                                                                                                                            724,786
State General Obligation Bonds - 3.20%
Minnesota State 5.00% 8/1/21                                                                           1,150,000          1,222,128
                                                                                                                          ---------
                                                                                                                          1,222,128
Tax Increment/Special Assessment Bonds - 1.40%
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)                       500,000            534,180
                                                                                                                            -------
                                                                                                                            534,180
Total Municipal Bonds (cost $54,679,427)                                                                                 57,203,012
                                                                                                                         ----------

Total Market Value of Securities - 149.96%
   (cost $54,679,427)                                                                                                    57,203,012
Receivables and Other Assets Net of Liabilities (See Notes) - 2.47%                                                         943,672
Liquidation Value of Preferred Stock - (52.43%)                                                                        (20,000,000)
                                                                                                                       ------------
Net Assets Applicable to 2,594,700 Shares Outstanding - 100.00%                                                         $38,146,684
                                                                                                                        -----------

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes." &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of December 31, 2005. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA -Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
VA - Insured by the Veterans Administration

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund, Inc. (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                       $54,679,427
                                          -----------
Aggregate unrealized appreciation           2,591,078
Aggregate unrealized depreciation             (67,493)
                                       --------------
Net unrealized appreciation              $  2,523,585
                                         ------------

3. Credit and Market Risk
The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Other Fund Information
On February 24, 2006 Delaware Investments Minnesota Municipal Income Fund II, Inc. ("Minnesota II") acquired substantially all of the assets of Delaware Investments Minnesota Municipal Income Fund, Inc. (ASE: VMN) ("Minnesota I") and Delaware Investments Minnesota Municipal Income Fund III, Inc. (ASE: VYM) ("Minnesota III"). The acquisition of substantially all of the assets of Minnesota I and Minnesota III in exchange for common and preferred shares, as applicable, of Minnesota II was approved by shareholders of the three closed-end funds at the reconvened Special Meeting of Shareholders held on January 12, 2006 and was structured as a tax-free transaction.

Minnesota II will continue to trade and to be listed on the American Stock Exchange. Beginning on February 27, 2006 and going forward, however, Minnesota I and Minnesota III will no longer trade or be listed on the American Stock Exchange, and their corporate existence will be liquidated and dissolved. In January 2007, shareholders of Minnesota I and Minnesota III will receive Form 1099-DIV that will report the amount and character of each fund's distributions paid in calendar year 2006.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  --------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

               (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

               (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

               (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

               (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

               (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

               (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

               (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

               (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

               (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

               (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Michael P. Bishof
-----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.


         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006



         Michael P. Bishof
-----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006